Note 16 - Commitments	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Commitments Disclosure [Text Block]
16.	COMMITMENTS

Lease Commitments

The Company leases office space and certain equipment under non-cancelable operating lease agreements that expire at various dates through
December 2021.
For the years ended
December 31, 2018,
2017,
and
2016,
leasing costs charged to income in relation to these agreements were
$1,711,000,
$1,601,000,
and
$1,899,000,
respectively. The Company’s office lease provides for periodic rental increases based on the general inflation rate.

As of
December 31, 2018,
future minimum lease payments under all non-cancelable operating lease agreements were as follows:
(In Thousands)

Year	Operating Leases

2019	$1,304
2020	471
2021	66

Total minimum lease payments	$1,841

Purchase obligations and commitments include payments due under various types of license, maintenance and support agreements with contractual terms from one
to
three
years. As of
December 31, 2018,
those purchase commitments were as follows:

(In Thousands)

Year

2019	$488
2020	268
2021	151

Total	$907

Prepayment for foundry capacity

In order to accommodate the anticipated product demand, the Company has entered into an agreement with a foundry provider to guarantee a specified portion of production capacity that shall be purchased within a year from
September 2018.
Under the agreement, the Company is required to make a payment in advance to undertake the purchase of this specified capacity, such payment is non-refundable but entitles the Company to fully offset the actual purchase payable once the arranged conditions are met. The prepayment is amounted to
$898,000
and was included in the balance of prepayment to foundry vendors as of
December 31, 2018.
The Company believes that the guaranteed purchase will be fulfilled.